DEAN WITTER SPECIAL VALUE FUND      Two World Trade Center,
                                    New York, New York 10048

LETTER TO THE SHAREHOLDERS July 31, 1997

DEAR SHAREHOLDER:

We are pleased to present this first annual report on the operations of Dean Witter Special Value Fund. The Fund is currently closed to new investors, but remains open to existing shareholders. The Fund was closed in an effort to maintain the size of the portfolio at approximately $250 million. This enables the portfolio manager to focus on finding small-cap companies that exhibit the best value characteristics without being compelled to invest in unsuitable stocks. We will evaluate the possibility of reopening the Fund from time to time, and may do so if it is determined that reopening would be consistent with prudent portfolio management.

The twelve months ended July 31, 1997 were quite favorable for equity investors, despite a short-lived correction in March. Small-capitalization stocks, while providing good performance, continued to lag larger-cap stocks during this period, as investors, fearing a market downturn, have sought safety in the stocks of larger companies.

FUND PERFORMANCE

As of July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. Fund shares held prior to July 28 were designated Class B shares. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

Since its inception on October 29, 1996 through July 31, 1997, the Fund's Class B shares posted a total return of 22.41 percent. During the same period, the Russell 2000 Small Stock Index returned 23.23 percent, while the broad-based stock market, as measured by the Standard & Poor's 500 Composite Stock Price Index, rose 38.20 percent.

The Fund's underperformance since inception as compared to the Russell 2000 is attributable to its underinvested status during its first two months of operations as the portfolio manager scoured the market for appropriate

DEAN WITTER SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS July 31, 1997, continued

investment opportunities. However, more important, during the market correction in March the Fund exhibited resilience because of the undervalued nature of the companies in which it invests. During these intermittent periods of weakness, the Fund has capitalized by buying companies at opportunistic prices.

[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]

GROWTH OF $10,000 -- CLASS B SHARES
--------------------------------------------------------------------------
($ IN THOUSANDS)

DATE                   FUND            S&P 500(4)       LIPPER (5)

October 29, 1996      $10,000          $10,000          $10,000
November 30, 1996     $10,100          $10,829          $10,181
December 31, 1996     $10,356          $10,614          $10,218
January 31, 1997      $10,607          $11,282          $10,451
February 28, 1997     $10,667          $11,366          $ 9,852
March 31, 1997        $10,427          $10,899          $ 9,255
April 30, 1997        $10,316          $11,554          $ 9,178
May 31, 1997          $11,209          $12,250          $10,327
June 30, 1997         $11,710          $12,801          $10,834
July 31, 1997         $11,741(3)       $13,820          $11,460

CUMULATIVE TOTAL RETURNS (FUND)
     22.41% (1)
     17.41  (2)

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge
        (CDSC) (since inception-5%). See the Fund's current prospectus for complete details on fees and sales charges.

(3)     Closing value assuming a complete redemption on July 31, 1997.

(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

(5) The Lipper Small Cap Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the small cap funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered for investment. There are currently 30 funds represented in this index.

THE PORTFOLIO

The Fund's performance since commencing operations has been favorably impacted by several of its larger holdings, particularly E.W. Blanche Holdings, Inc., DII Group Inc., Magellan Health Services, Inc. and Sun Healthcare Group, Inc. DII Group Inc. was sold when it reached the portfolio manager's long-term target price. The positions in EGG and Spacelabs Medical were recently sold because the investment rationale was nullified by management actions. Because the portfolio manager conducts exhaustive research, the Fund was able to sell these stocks at a profit before the market recognized the companies' deteriorating fundamentals. Recently, we established positions in Corvel Corp., a medical services company, Wiser Oil Co., General Cable Corp. and Chicago Bridge & Iron Co.

The Fund employs a long-term, bottom-up approach to stock selection. The portfolio's 20 largest positions, which represent about 46 percent of net assets, have contributed to the Fund's attractive performance over the last six months. Among these investments are Tracor, Inc., an aerospace company and Titan Wheel International, Inc., the world's largest wheel producer for off-highway equipment used in the agriculture and construction industries.

GOING FORWARD

As of July 31, 1997, the Fund held 11 percent of its net assets in cash. This position is larger than usual at this juncture because the portfolio manager has recently sold stocks that have met their two- to

DEAN WITTER SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS July 31, 1997, continued

three-year price targets earlier than expected. The portfolio manager intends to invest these monies in companies whose stock prices suggest limited downside risk and potentially high reward characteristics.

We appreciate your ongoing support of Dean Witter Special Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER SPECIAL VALUE FUND
RESULTS OF SPECIAL MEETING (unaudited)

* * *

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

For ........ 11,341,416
Against ....    206,662
Abstain ....    825,485

(2) ELECTION OF TRUSTEES:

Michael Bozic                           Charles A. Fiumefreddo                 Edwin J. Garn
For...................    11,802,803    For...................    11,824,413   For...................    11,814,903
Withheld..............       570,760    Withheld..............       549,150   Withheld..............       558,660

John R. Haire                           Wayne E. Hedien                        Dr. Manuel H. Johnson
For...................    11,807,628    For ..................    11,808,359   For ..................    11,819,421
Withheld .............       565,935    Withheld .............       565,204   Withheld .............       554,142

Michael E. Nugent                       Philip J. Purcell                      John L. Schroeder
For ..................    11,833,144    For ..................    11,829,003   For ..................    11,817,280
Withheld .............       540,419    Withheld .............       544,560   Withheld .............       556,283

(3) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

For ........ 11,473,033
Against ....    172,034
Abstain ....    728,496

DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS July 31, 1997

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (87.1%)
             Agriculture (0.6%)
   147,000   Sylvan, Inc.* ...................................................    $ 1,672,125
                                                                              ---------------
             Auto Parts - Original Equipment (2.1%)
   336,500   Titan Wheel International, Inc.  ................................      5,804,625
                                                                              ---------------
             Building & Construction (0.8%)
   100,000   Chicago Bridge & Iron Co. (Netherlands) .........................      2,287,500
                                                                              ---------------
             Building Materials (1.2%)
   100,000   Martin Marietta Materials, Inc.  ................................      3,456,250
                                                                              ---------------
             Chemicals -Specialty (0.7%)
    80,000   McWhorter Technologies, Inc.* ...................................      1,925,000
                                                                              ---------------
             Commercial Services (0.9%)
   133,700   York Group, Inc. ................................................      2,473,450
                                                                              ---------------
             Computer Software & Services (5.1%)
   326,800   BancTec, Inc.* ..................................................      7,986,175
   267,500   DecisionOne Holdings Corp.* .....................................      6,185,937
                                                                              ---------------
                                                                                   14,172,112
                                                                              ---------------
             Consumer Services (1.0%)
   125,000   Steinway Musical* ...............................................      2,687,500
                                                                              ---------------
             Containers (0.4%)
    32,000   Liqui-Box Corp.  ................................................      1,104,000
                                                                              ---------------
             Distribution (2.8%)
    81,400   Rexel, Inc.* ....................................................      1,485,550
   350,400   VWR Scientific Products Corp.* ..................................      6,263,400
                                                                              ---------------
                                                                                    7,748,950
                                                                              ---------------
             Drugs (1.0%)
   160,300   Mylan Laboratories, Inc.  .......................................      2,705,063
                                                                              ---------------
             Electronic Components (1.6%)
   110,000   Altron, Inc.* ...................................................      1,938,750
   175,000   Pioneer Standard Electronics, Inc. ..............................      2,450,000
                                                                              ---------------
                                                                                    4,388,750
                                                                              ---------------
             Electronics (2.7%)
    92,000   Elsag Bailey Process Automation $2.75 (Conv. Pref.)(Netherlands).      4,002,000
   175,000   Exar Corp.* .....................................................      3,696,875
                                                                              ---------------
                                                                                    7,698,875
                                                                              ---------------
             Electronics & Electrical (0.6%)
    45,800   Esterline Technologies Corp.* ...................................      1,677,425
                                                                              ---------------
             Electronics - Defense (4.6%)
   470,000   Tracor, Inc.* ...................................................     12,807,500
                                                                              ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS July 31, 1997, continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Entertainment (2.0%)
   323,300   Showboat, Inc.  .................................................    $ 5,677,956
                                                                              ---------------
             Healthcare (5.3%)
   330,500   Magellan Health Services, Inc.* .................................      9,853,031
   240,000   Sun Healthcare Group, Inc.* .....................................      5,085,000
                                                                              ---------------
                                                                                   14,938,031
                                                                              ---------------
             Home Building (0.8%)
   123,200   Schult Homes Corp.  .............................................      2,125,200
                                                                              ---------------
             Household Appliances (1.4%)
   230,000   Rival Co.  ......................................................      3,852,500
                                                                              ---------------
             Insurance (6.6%)
   410,700   Capsure Holdings Corp.* .........................................      5,724,131
   320,000   E. W. Blanch Holdings, Inc.  .....................................     9,100,000
   220,000   Gryphon Holdings, Inc.* .........................................      3,767,500
                                                                              ---------------
                                                                                   18,591,631
                                                                              ---------------
             Machinery & Machine Tools (1.9%)
    50,000   Applied Power, Inc. (Class A) ...................................      2,628,125
   100,000   Greenfield Industries, Inc.  ....................................      2,837,500
                                                                              ---------------
                                                                                    5,465,625
                                                                              ---------------
             Machinery - Diversified (0.8%)
    45,000   Briggs & Stratton Corp.  ........................................      2,280,938
                                                                              ---------------
             Manufacturing (4.3%)
   378,000   Lydall, Inc.* ...................................................      8,883,000
   130,600   Watts Industries, Inc. (Class A) ................................      3,297,650
                                                                              ---------------
                                                                                   12,180,650
                                                                              ---------------
             Manufacturing - Diversified (2.9%)
   170,000   AMETEK, Inc.* ...................................................      4,590,000
    95,000   Kaman Corp. (Class A) ...........................................      1,531,875
   123,600   Katy Industries .................................................      1,884,900
                                                                              ---------------
                                                                                    8,006,775
                                                                              ---------------
             Medical Equipment (1.3%)
   140,000   Marquette Medical Systems* ......................................      3,570,000
                                                                              ---------------
             Medical Products & Supplies (4.1%)
   157,500   Conmed Corp.* ...................................................      2,638,125
    78,000   Dentsply International, Inc.  ...................................      4,221,750
   276,500   Vital Signs, Inc.  ..............................................      4,562,250
                                                                              ---------------
                                                                                   11,422,125
                                                                              ---------------
             Medical Services (1.0%)
    90,700   Corvel Corp.* ...................................................      2,698,325
                                                                              ---------------
             Metals (0.6%)
    78,900   Penn Engineering & Manufacturing Corp. (Class A) ................      1,612,519
                                                                              ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS July 31, 1997, continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Metals & Mining (1.1%)
   155,000   Stillwater Mining Co.* ..........................................    $ 3,216,250
                                                                              ---------------
             Office Equipment & Supplies (1.0%)
    45,000   International Imaging Materials, Inc.* ..........................      1,068,750
    55,000   New England Business Service, Inc. ..............................      1,622,500
                                                                              ---------------
                                                                                    2,691,250
                                                                              ---------------
             Oil & Gas (3.0%)
   100,000   Aquila Gas Pipeline Corp.  ......................................      1,312,500
   104,400   Forest Oil Corp.* ...............................................      1,474,650
   160,000   Vintage Petroleum, Inc.  ........................................      5,750,000
                                                                              ---------------
                                                                                    8,537,150
                                                                              ---------------
             Oil & Gas Drilling (0.8%)
    76,000   Stone Energy Corp.* .............................................      2,208,750
                                                                              ---------------
             Oil - Exploration & Production (1.4%)
   225,000   Wiser Oil Co. ...................................................      4,050,000
                                                                              ---------------
             Publishing (1.5%)
   347,000   Hollinger International, Inc. (Class A) .........................      4,250,750
                                                                              ---------------
             Real Estate Investment Trust (4.2%)
   146,000   Brandywine Realty Trust .........................................      3,266,750
   120,000   First Industrial Realty Trust, Inc.  ............................      3,712,500
   200,000   Glenborough Realty Trust, Inc.  .................................      4,762,500
                                                                              ---------------
                                                                                   11,741,75
                                                                              ---------------
             Retail (0.9%)
   149,500   Lazare Kaplan International, Inc.*  .............................      2,578,875
                                                                              ---------------
             Retail - Specialty (2.6%)
   218,000   Stanhome, Inc.  .................................................      7,180,375
                                                                              ---------------
             Saving & Loan Associations (1.6%)
    75,000   Bank United Corp. (Class A) .....................................      2,831,250
    46,200   InterWest Bancorp, Inc.  ........................................      1,790,250
                                                                              ---------------
                                                                                    4,621,500
                                                                              ---------------
             Specialty Printing (0.7%)
   100,000   Harland (John H.) Co. ...........................................      1,962,500
                                                                              ---------------
             Telecommunications (3.6%)
   160,000   ECI Telecommunications Limited Designs (Israel) .................      5,220,000
   125,000   Scientific-Atlanta, Inc.  .......................................      2,625,000
   159,000   Western Wireless Corp. (Class A)* ...............................      2,385,000
                                                                              ---------------
                                                                                   10,230,000
                                                                              ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS July 31, 1997, continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Telecommunications Equipment (0.4%)
    75,000   CommScope, Inc.* ................................................   $  1,200,000
                                                                              ---------------
             Textiles -Apparel (0.9%)
   200,000   Burlington Industries, Inc.* ....................................      2,587,500
                                                                              ---------------
             Utilities (1.2%)
   100,000   Enron Global Power & Pipelines L.L.C.  ..........................      3,318,750
                                                                              ---------------
             Water (0.6%)
    74,300   Southern California Water Co.  ..................................      1,694,969
                                                                              ---------------
             Wire & Cable (2.5%)
   215,000   Asia Pacific Wire & Cable Corp.* ................................      2,580,000
   150,000   General Cable Corp.* ............................................      4,518,750
                                                                              ---------------
                                                                                    7,098,750
                                                                              ---------------
             TOTAL COMMON AND
             PREFERRED STOCKS
             (Identified Cost $207,612,289) ..................................    244,200,519
                                                                              ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             CONVERTIBLE BONDS (1.0%)
             Machinery (0.6%)
   $ 1,050   Robbins & Meyers, Inc.
              6.50% due 09/01/03 .............................................     1,497,331
                                                                              --------------
             Retail (0.4%)
     1,750   JumboSports Inc.
              4.25% due 11/01/00 .............................................     1,138,375
                                                                              --------------
             TOTAL CONVERTIBLE BONDS
             (Identified Cost $2,466,563) ....................................     2,635,706
                                                                              --------------
             SHORT-TERM INVESTMENTS (11.2%)
             U.S. GOVERNMENT AGENCY (a) (11.1%)
    31,000   Federal Home Loan Mortgage
              Corp. 5.75% due 08/01/97
              (Amortized Cost $31,000,000) ...................................    31,000,000
                                                                              --------------
             REPURCHASE AGREEMENT (0.1%)
       442   The Bank of New York
               5.75% due 08/01/97
               (dated 07/31/97; proceeds
               $441,868)(b)
               (Identified Cost $441,798)  ...................................       441,798
                                                                              --------------
             TOTAL SHORT-TERM
             INVESTMENTS
             (Identified Cost $31,441,798) ...................................    31,441,798
                                                                              --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS July 31, 1997, continued

                                                  VALUE
----------------------------------  -------- --------------
TOTAL INVESTMENTS
(Identified Cost $241,520,650)(c) .    99.3%   $278,278,023
OTHER ASSETS IN EXCESS OF
LIABILITIES .......................     0.7       2,040,364
                                    -------- --------------
NET ASSETS.........................   100.0%   $280,318,387
                                    ======== ==============

------------
*       Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $127,506 Federal Home Loan Mortgage Corp. 6.08% due 10/29/08 valued at $121,685 and $315,738 U.S. Treasury Note 7.25% due
        02/15/98 valued at $328,949.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $39,493,174 and the aggregate gross unrealized depreciation is $2,735,801, resulting in net unrealized appreciation of $36,757,373.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1997

ASSETS:
Investments in securities, at value (identified cost
 $241,520,650)....................................................    $278,278,023
Receivable for:
  Investments sold................................................       4,583,462
  Shares of beneficial interest sold..............................         357,345
  Dividends.......................................................          81,885
  Interest........................................................          47,031
Deferred organizational expenses..................................         152,140
Prepaid expenses and other assets.................................          47,955
                                                                   ---------------
  TOTAL ASSETS....................................................     283,547,841
                                                                   ---------------
LIABILITIES:
Payable for:
  Investments purchased...........................................       2,519,527
  Plan of distribution fee........................................         233,764
  Investment management fee.......................................         175,323
  Shares of beneficial interest repurchased.......................         165,309
Accrued expenses and other payables...............................         135,531
                                                                   ---------------
  TOTAL LIABILITIES...............................................       3,229,454
                                                                   ---------------
NET ASSETS .......................................................    $280,318,387
                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital...................................................    $231,663,293
Net unrealized appreciation ......................................      36,757,373
Undistributed net realized gain...................................      11,897,721
                                                                   ---------------
  NET ASSETS .....................................................    $280,318,387
                                                                   ===============
CLASS A SHARES:
Net Assets........................................................    $     10,106
Shares Outstanding (unlimited authorized, $.01 par value) ........             828
  NET ASSET VALUE PER SHARE.......................................    $      12.21
                                                                   ===============
  MAXIMUM OFFERING PRICE PER SHARE
   (net asset value plus 5.54% of net asset value)................    $      12.89
                                                                   ===============
CLASS B SHARES:
Net Assets........................................................    $280,287,612
Shares Outstanding (unlimited authorized, $.01 par value) ........      22,957,030
  NET ASSET VALUE PER SHARE.......................................    $      12.21
                                                                   ===============
CLASS C SHARES:
Net Assets........................................................    $     10,563
Shares Outstanding (unlimited authorized, $.01 par value) ........             865
  NET ASSET VALUE PER SHARE.......................................    $      12.21
                                                                   ===============
CLASS D SHARES:
Net Assets........................................................    $     10,106
Shares Outstanding (unlimited authorized, $.01 par value) ........             828
  NET ASSET VALUE PER SHARE.......................................    $      12.21
                                                                   ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the period October 29, 1996* through July 31, 1997**

NET INVESTMENT INCOME:
INCOME
Interest..........................................  $ 1,896,084
Dividends (net of $3,770 foreign withholding
 tax).............................................    1,516,682
                                                   ------------
  TOTAL INCOME ...................................    3,412,766
                                                   ------------
EXPENSES
Plan of distribution fee (Class B shares) ........    1,726,901
Investment management fee.........................    1,295,177
Transfer agent fees and expenses..................      208,788
Registration fees.................................       79,851
Professional fees.................................       51,432
Shareholder reports and notices...................       41,012
Organizational expenses...........................       27,089
Custodian fees....................................       26,413
Trustees' fees and expenses.......................        9,407
Other.............................................        1,279
                                                   ------------
  TOTAL EXPENSES..................................    3,467,349
                                                   ------------
  NET INVESTMENT LOSS.............................      (54,583)
                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.................................   12,293,884
Net unrealized appreciation ......................   36,757,373
                                                   ------------
  NET GAIN........................................   49,051,257
                                                   ------------
NET INCREASE......................................  $48,996,674
                                                   ============

-------------------
*     Commencement of operations.

**    Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE PERIOD
                                                                 OCTOBER 29, 1996*
                                                                      THROUGH
                                                                  JULY 31, 1997**
---------------------------------------------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.............................................    $    (54,583)
Net realized gain...............................................      12,293,884
Net unrealized appreciation.....................................      36,757,373
                                                                 ---------------
  NET INCREASE .................................................      48,996,674
                                                                 ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class B shares ................................................         (99,469)
Net realized gain
 Class B shares.................................................        (396,163)
                                                                 ---------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS.............................        (495,632)
                                                                 ---------------
Net increase from transactions in shares of beneficial interest      231,717,345
                                                                 ---------------
  NET INCREASE .................................................     280,218,387
NET ASSETS:
Beginning of period.............................................         100,000
                                                                 ---------------
  END OF PERIOD.................................................    $280,318,387
                                                                 ===============

-------------------
*     Commencement of operations.

**    Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in domestic equity securities of small capitalization companies. The Fund was organized as a Massachusetts business trust on June 21, 1996 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on October 29, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund has temporarily suspended the offering of its shares to new investors. Current shareholders continue to be able to purchase additional Fund shares. The Fund will recommence offering its shares to new investors from time to time as may be determined by the Investment Manager.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as

DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1997, continued

determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date the income is earned or expenses and realized and unrealized gains and losses are incurred. Distribution fees are charged directly to the respective class.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized

DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1997, continued

capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of $179,229 which was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the average daily net assets of Class B; and (iii) Class C -1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales

DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1997, continued

literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $11,666,768 at July 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended July 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended July 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of approximately $342,000. The shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended July 31, 1997 aggregated $303,046,961 and $105,262,017, respectively.

For the period ended July 31, 1997, the Fund incurred brokerage commissions of $51,805 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $5,000.

DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1997, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                    FOR THE PERIOD
                                   OCTOBER 29, 1996*
                                        THROUGH
                                     JULY 31, 1997
                           ---------------------------------
                                   SHARES         AMOUNT
                           ----------------- --------------
CLASS A SHARES**
Sold ......................              828   $     10,015
                           ----------------- --------------
CLASS B SHARES
Sold ......................       24,952,042    253,387,961
Reinvestment of dividends .           45,626        464,015
Redeemed ..................       (2,050,638)   (22,165,133)
                           ----------------- --------------
Net increase -Class B .....       22,947,030    231,686,843
                           ----------------- --------------
CLASS C SHARES**
Sold ......................              865         10,472
                           ----------------- --------------
CLASS D SHARES**
Sold ......................              828         10,015
                           ----------------- --------------
Net increase in Fund ......       22,949,551   $231,717,345
                           ================= ==============

------------

*      Commencement of operations.
**     For the period July 28, 1997 (issue date) through July 31, 1997.

6. FEDERAL INCOME TAX STATUS

As of July 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net investment loss was credited $154,052.

DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE PERIOD
                                         OCTOBER 29, 1996*
                                              THROUGH
                                          JULY 31, 1997**
----------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ..        $10.00
                                         -------------
Net realized and unrealized gain .......          2.24
                                         -------------
Less dividends and distributions from:
 Net investment income..................         (0.01)
 Net realized gain......................         (0.02)
                                         -------------
Total dividends and distributions ......         (0.03)
                                         -------------
Net asset value, end of period..........        $12.21
                                         =============
TOTAL INVESTMENT RETURN+ ...............         22.41%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................          2.01%(2)
Net investment loss.....................         (0.03)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................      $280,288
Portfolio turnover rate.................            57%(1)
Average commission rate paid ...........       $0.0571

------------
*      Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, continued

                                          FOR THE PERIOD
                                          JULY 28, 1997*
                                              THROUGH
                                           JULY 31, 1997
--------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...     $12.10
Net realized and unrealized gain  .......       0.11
                                              ------
Net asset value, end of period ..........     $12.21
                                              ======
TOTAL INVESTMENT RETURN+ ................       0.91%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................       1.20%(2)
Net investment income....................       2.27%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $10
Portfolio turnover rate .................         57%(1)
Average commission rate paid ............     $0.0571
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...     $12.10
Net realized and unrealized gain ........       0.11
                                              ---------
Net asset value, end of period...........     $12.21
                                              =========
TOTAL INVESTMENT RETURN+ ................       0.91%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................       1.94%(2)
Net investment income....................       1.49%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .        $11
Portfolio turnover rate..................         57%(1)
Average commission rate paid ............     $0.0571

------------
*      The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, continued

                                         FOR THE PERIOD
                                         JULY 28, 1997*
                                             THROUGH
                                          JULY 31, 1997
-------------------------------------------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ..     $ 12.10
Net realized and unrealized gain .......        0.11
                                         -----------
Net asset value, end of period..........     $ 12.21
                                         ===========
TOTAL INVESTMENT RETURN+ ...............        0.91%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................        0.94%(2)
Net investment income...................        2.53%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................         $10
Portfolio turnover rate.................          57%(1)
Average commission rate paid ...........     $0.0571

------------
*   The date shares were first issued.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER SPECIAL VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Special Value Fund (the "Fund") at July 31, 1997, and the results of its operations and the changes in its net assets for the period October 29, 1996 (commencement of operations) through July 31, 1997 and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
September 12, 1997

                     1997 FEDERAL TAX NOTICE (unaudited)

       During the period ended July 31, 1997, 11.90% of the income paid qualified for the dividends received deduction available to corporations.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jenny Beth Jones
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its offices and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
SPECIAL VALUE FUND

ANNUAL REPORT
JULY 31, 1997